Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.46%	4.22%
Expected life (in years)	3.61	4.61
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	112.20%	125.77%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	134.44%	133.62%